Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Goodwill

14.    Goodwill

$
Cost
As at January 1, 2023	—
Acquired through business combination	9,020,813
As at December 31, 2023	9,020,813

Accumulated impairment
As at January 1, 2023	—
As at December 31, 2023	—
As at December 31, 2023	9,020,813

Goodwill recognized in the period relates to the acquisition of Simulus, a leading hydrometallurgical laboratory and engineering company located in Perth, Australia by Lifezone Asia-Pacific Pty Ltd (formerly Metprotech Pacific Pty Ltd) on July 18, 2023, as disclosed in detail in Note 27.

Management, with the assistance of an independent valuation specialist have concluded that no identifiable intangible assets existed from the acquisition of Simulus. Management have concluded that the fair value of the intangible assets acquired as a result of the Simulus acquisition was de minimis (i.e., no independent value existed). Based on this conclusion any intangible assets that may exist are not required to be recorded and classified outside of goodwill. Management also determined that recording and classifying a de minimis amount of intangible assets within goodwill would not cause the financial statements to be misleading and/or cause a reasonable user of the financial statements to arrive at a different conclusion.

For the purpose of annual impairment testing, goodwill is allocated to the operating segments expected to benefit from the synergies of the business combinations in which the goodwill arises as set out below, and is compared to its recoverable value:

$
Goodwill allocated to cash generating unit
Intellectual Property	9,020,813
As at December 31, 2023	9,020,813

Lifezone has reviewed the revenue-generating ability of the Simulus business and concluded that the goodwill related to Simulus does not require impairment as of the end of the financial year December 31, 2023.

The recoverable amount of the Simulus business was determined based on value-in-use calculations, covering a 10-year cash flow forecast, followed by an extrapolation of expected cash flows for the remaining useful lives using a constant growth rate (terminal value), determined by management. The present value of the expected cash flows of each segment is determined by applying a suitable discount rate reflecting current market assessments of the time value of money and risks specific to the cash generating unit.

$
Recoverable amount of each cash generating unit
Intellectual Property	9,020,813
As at December 31, 2023	9,020,813

The following paragraphs describe the key assumptions on which management has based its cash flow projections for the period covered by the most recent budgets/forecasts and a description of management’s approach to determining the value(s) assigned to each key assumption:

Key Assumptions

Management’s key assumptions include:

•        Management believes that the business can grow its revenue by 4% per annum, based on new business generation and available market opportunities, and the ability to pass on inflation. Stable revenue, consistent with 2022, together with robust profit margins.

•        The Group’s management believes that this is the best available input for forecasting this mature market. Cash flow projections reflect stable profit margins historically. No expected efficiency improvements have been taken into account and prices and wages reflect publicly available forecasts of inflation for the industry.

•        Management believes that the business can grow its revenue by 4% per annum, based on new business generation and available market opportunities, and the ability to pass on inflation.

Cash flow projections

Cash flow projections are based on management’s approved budget for 2024 and expected workflow, among other assumptions. This was then extrapolated throughout the forecast period after which, the expected cash flows for the remaining useful life were calculated using a growth rate determined by management as outlined below:

Growth rates

The growth rate of 1.5% reflects the long-term growth rate expectation for Australian GDP. Management deems this appropriate as the company is expected to grow in line with the economy of the country in which it operates.

Discount rates

The present value of the expected cash flow of each segment is determined by applying a suitable discount rate. The discount rate of 9.40% was derived based on WACC for comparable entities in the laboratory services industry, based on market data. The discount rates reflect appropriate adjustments relating to market risk, specific risk factors of each cash generating unit (incorporating adjustments for geographic location) and company specific risks. Management considered cash flows for the Laboratory Services and consulting to be closely linked to the resources sector, which is cyclical in nature but given the jurisdiction in which the business operates is underpinned by resource extraction, management considered these cashflows to be stable and predictable. The stability of these of the cashflows were considered when determining the applicability of any adjustments to this rate.

Sensitivity analysis

Sensitivity analysis were performed over key inputs assuming that these will be affected by volatilities within the ranges of +/-1% and 2%. Volatilities in key inputs are unlikely to impair the goodwill.

Discount rate @ 9.40%

Discount rate	7.40%	8.40%	9.40%	10.40%	11.40%
Recoverable amount (in millions)	$21.59	$18.91	$16.77	$15.03	$13.56

Growth rate @ 1.50%

Growth rate	-0.50%	0.50%	1.50%	2.50%	3.50%
Recoverable amount (in millions)	$15.73	$16.19	$16.77	$17.52	$18.53